UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-5482

DWS High Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	05/31/09

ITEM 1.           REPORT TO STOCKHOLDERS

  MAY 31, 2009

Semiannual Report to Shareholders

DWS High Income Trust Ticker Symbol: KHI

Contents

3 Performance Summary

5 Portfolio Summary

7 Investment Portfolio

19 Financial Statements

23 Financial Highlights

25 Notes to Financial Statements

36 Other Information

37 Shareholder Meeting Results

38 Dividend Reinvestment Plan

40 Additional Information

41 Privacy Statement

Investments in funds involve risk. Yields and market value will fluctuate. The fund invests in lower-quality and non-rated securities which present greater risk of loss of principal and interest than higher-quality securities. Additionally, investing in emerging markets presents certain risks, such as currency fluctuation, political and economic changes and market risks. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond investment, can decline and the investor can lose principal value. Leverage results in additional risks and can magnify the effect of any losses. All of these factors may result in greater share price volatility. Closed-end funds, unlike open-end funds, are not continuously offered. There is an initial public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2009

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for information purposes only and are not intended for trading purposes.

Returns and rankings based on net asset value during the 1-year, 3-year, 5-year and 10-year periods shown reflect fee reductions. Without these fee reductions, returns and rankings would have been lower.

Average Annual Total Returns as of 5/31/09
DWS High Income Trust	6-Month‡	1-Year	3-Year	5-Year	10-Year
Based on Net Asset Value(a)	33.66%	-16.77%	-3.37%	2.08%	2.76%
Based on Market Price(a)	45.58%	-21.65%	-12.57%	.01%	1.47%
Credit Suisse High Yield Index(b)	29.69%	-10.50%	.03%	3.40%	4.72%
Lipper Closed-End High Current Yield Funds (Leveraged) Category(c)	25.66%	-27.88%	-12.36%	-1.47%	1.44%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Market Price
	As of 5/31/09	As of 11/30/08
Net Asset Value	$ 3.73	$ 3.03
Market Price	$ 3.39	$ 2.52

Prices and net asset value fluctuate and are not guaranteed.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.
(b) Credit Suisse High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
(c) Lipper's Closed-End High Current Yield Funds (Leveraged) Category represents funds that aim at a high (relative) current yield from fixed-income securities, have no quality or maturity restrictions, can use leverage and tend to invest in lower-grade debt issues. Lipper figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Lipper Inc. as falling into the Closed-End High Current Yield Funds (Leveraged) Category. Category returns assume reinvestment of all distributions. It is not possible to invest directly into a Lipper category.
Distribution Information
Six Months as of 5/31/09: Income Dividends	$ .25
May Income Dividend	$ .03
Current Annualized Distribution Rate (Based on Net Asset Value) as of 5/31/09+	9.65%
Current Annualized Distribution Rate (Based on Market Price) as of 5/31/09+	10.62%
+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2009. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed, and will fluctuate.
Lipper Rankings — Closed-End High Current Yield Funds (Leveraged) Category as of 5/31/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	9	of	37	24
3-Year	11	of	34	32
5-Year	11	of	29	37
10-Year	4	of	20	20

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on net asset value total return with distributions reinvested.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	5/31/09	11/30/08

Corporate Bonds	93%	89%
Loan Participations and Assignments	6%	9%
Cash Equivalents	1%	1%
Preferred Securities	—	1%
	100%	100%
Sector Diversification (Excludes Cash Equivalents and Securities Lending Collateral)	5/31/09	11/30/08

Consumer Discretionary	17%	14%
Materials	13%	14%
Energy	13%	16%
Financials	13%	8%
Utilities	12%	14%
Telecommunication Services	12%	11%
Industrials	7%	9%
Health Care	7%	8%
Information Technology	3%	3%
Consumer Staples	3%	3%
	100%	100%
Quality (Excludes Cash Equivalents and Securities Lending Collateral)	5/31/09	11/30/08

BBB	7%	4%
BB	28%	29%
B	42%	47%
Below B	21%	16%
Not Rated	2%	4%
	100%	100%

Asset allocation, sector diversification and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Interest Rate Sensitivity	5/31/09	11/30/08

Effective Maturity	5.2 years	6.2 years
Duration	3.8 years	4.1 years

Interest rate sensitivity is subject to change.

For more complete details about the Fund's investment portfolio, see page 7. A quarterly Fact Sheet is available upon request. A complete list of the Fund's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Additional Information section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of May 31, 2009 (Unaudited)

	Principal Amount ($)(a)	Value ($)

Corporate Bonds 132.9%
Consumer Discretionary 20.6%
AMC Entertainment, Inc.:
8.0%, 3/1/2014	535,000	481,500
144A, 8.75%, 6/1/2019 (b)	705,000	678,562
American Achievement Corp., 144A, 8.25%, 4/1/2012	205,000	172,200
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)	391,320	82,177
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014 (c)	485,000	489,850
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	475,000	327,750
8.0%, 3/15/2014	200,000	150,000
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	515,000	386,250
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015**	345,000	34,500
Carrols Corp., 9.0%, 1/15/2013	215,000	201,563
Cox Communications, Inc., 144A, 9.375%, 1/15/2019	1,400,000	1,616,847
CSC Holdings, Inc.:
6.75%, 4/15/2012 (c)	435,000	419,775
Series B, 7.625%, 4/1/2011	1,375,000	1,371,562
144A, 8.5%, 6/15/2015	390,000	384,150
DirecTV Holdings LLC, 7.625%, 5/15/2016	770,000	744,975
DISH DBS Corp.:
6.375%, 10/1/2011	720,000	695,700
6.625%, 10/1/2014	590,000	535,425
7.125%, 2/1/2016	550,000	506,000
Dollarama Group Holdings LP, 8.573%***, 8/15/2012 (d)	350,000	246,750
Expedia, Inc., 7.456%, 8/15/2018	335,000	320,763
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015	455,000	20,475
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016 (c)	205,000	203,975
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	410,000	371,050
Group 1 Automotive, Inc., 8.25%, 8/15/2013	200,000	165,000
Harrahs Operating Escrow LLC, 144A, 11.25%, 6/1/2017 (b)	500,000	485,000
Hertz Corp., 8.875%, 1/1/2014 (c)	1,160,000	1,055,600
Idearc, Inc., 8.0%, 11/15/2016**	960,000	21,600
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	265,000	193,450
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	232,000	179,800
Kabel Deutschland GmbH, 10.625%, 7/1/2014	735,000	760,725
Lamar Media Corp., Series C, 6.625%, 8/15/2015 (c)	285,000	230,850
Levi Strauss & Co., 8.625%, 4/1/2013 EUR	300,000	377,458
Macy's Retail Holdings, Inc.:
5.35%, 3/15/2012	810,000	744,933
8.875%, 7/15/2015	75,000	72,261
Mediacom Broadband LLC, 8.5%, 10/15/2015	295,000	268,450
MGM MIRAGE:
144A, 10.375%, 5/15/2014	300,000	309,000
144A, 11.125%, 11/15/2017 (c)	405,000	424,238
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	650,000	585,000
Norcraft Holdings LP, 9.75%, 9/1/2012	1,130,000	994,400
Penske Automotive Group, Inc., 7.75%, 12/15/2016	835,000	642,950
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015	15,000	12,525
8.75%, 10/1/2013	335,000	329,975
Quebecor Media, Inc., 7.75%, 3/15/2016	375,000	332,813
Quebecor World, Inc., 144A, 9.75%, 1/15/2015**	330,000	29,700
Reader's Digest Association, Inc., 9.0%, 2/15/2017	305,000	12,200
Ryland Group, Inc., 8.4%, 5/15/2017	205,000	198,850
Sabre Holdings Corp., 8.35%, 3/15/2016	375,000	213,750
Seminole Hard Rock Entertainment, Inc., 144A, 3.82%***, 3/15/2014	475,000	327,750
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	335,000	194,300
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	1,345,000	26,900
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	405,000	253,125
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/2014	340,000	318,750
Travelport LLC:
5.886%***, 9/1/2014	315,000	157,500
9.875%, 9/1/2014	75,000	47,250
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015**	120,000	14,400
United Components, Inc., 9.375%, 6/15/2013	70,000	47,600
Unity Media GmbH:
144A, 8.75%, 2/15/2015 EUR	1,520,000	2,105,846
144A, 10.375%, 2/15/2015	260,000	258,700
UPC Holding BV:
144A, 7.75%, 1/15/2014 EUR	605,000	778,312
144A, 8.0%, 11/1/2016 EUR	330,000	401,208
Vertis, Inc., 13.5%, 4/1/2014 (PIK)	163,887	803
Videotron Ltd.:
6.875%, 1/15/2014	70,000	66,150
9.125%, 4/15/2018	160,000	165,600
144A, 9.125%, 4/15/2018	235,000	243,225
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016	335,000	334,581
Young Broadcasting, Inc., 8.75%, 1/15/2014**	2,020,000	15,150
		24,839,477
Consumer Staples 4.0%
Alliance One International, Inc., 8.5%, 5/15/2012	225,000	209,250
Delhaize America, Inc., 8.05%, 4/15/2027	115,000	114,123
Delhaize Group, 5.875%, 2/1/2014	700,000	704,322
General Nutrition Centers, Inc., 6.404%***, 3/15/2014 (PIK)	235,000	194,463
Ingles Markets, Inc., 144A, 8.875%, 5/15/2017	205,000	202,181
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012	1,616,750	598,198
Smithfield Foods, Inc., 7.75%, 7/1/2017	65,000	44,850
SUPERVALU, Inc., 8.0%, 5/1/2016	540,000	529,200
Tyson Foods, Inc.:
7.85%, 4/1/2016	300,000	282,391
144A, 10.5%, 3/1/2014	345,000	365,700
Viskase Companies, Inc., 11.5%, 6/15/2011	2,185,000	1,595,050
		4,839,728
Energy 19.1%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018	910,000	809,900
Belden & Blake Corp., 8.75%, 7/15/2012	1,940,000	1,532,600
Berry Petroleum Co., 10.25%, 6/1/2014	380,000	372,875
Bristow Group, Inc., 7.5%, 9/15/2017	450,000	391,500
Chaparral Energy, Inc., 8.5%, 12/1/2015	635,000	365,125
Chesapeake Energy Corp.:
6.25%, 1/15/2018	260,000	210,925
6.875%, 1/15/2016	1,644,000	1,417,950
7.25%, 12/15/2018	725,000	605,375
7.5%, 6/15/2014	190,000	175,750
Delta Petroleum Corp., 7.0%, 4/1/2015	125,000	53,125
El Paso Corp.:
7.25%, 6/1/2018	455,000	419,084
7.75%, 6/15/2010	355,000	355,545
8.25%, 2/15/2016	285,000	282,863
9.625%, 5/15/2012	275,000	278,405
Energy Transfer Partners LP, 6.0%, 7/1/2013	1,145,000	1,138,819
EXCO Resources, Inc., 7.25%, 1/15/2011	628,000	562,060
Forest Oil Corp., 7.25%, 6/15/2019	230,000	197,800
Frontier Oil Corp.:
6.625%, 10/1/2011	320,000	312,800
8.5%, 9/15/2016	690,000	683,100
KCS Energy, Inc., 7.125%, 4/1/2012	1,735,000	1,617,887
Mariner Energy, Inc.:
7.5%, 4/15/2013	400,000	350,000
8.0%, 5/15/2017	445,000	351,550
Newfield Exploration Co., 7.125%, 5/15/2018	1,160,000	1,044,000
OPTI Canada, Inc.:
7.875%, 12/15/2014	540,000	364,500
8.25%, 12/15/2014 (c)	1,305,000	900,450
Petrohawk Energy Corp.:
7.875%, 6/1/2015	200,000	185,500
9.125%, 7/15/2013	415,000	407,738
Plains Exploration & Production Co.:
7.0%, 3/15/2017 (c)	380,000	330,600
7.625%, 6/1/2018	765,000	675,112
Quicksilver Resources, Inc., 7.125%, 4/1/2016	1,060,000	773,800
Regency Energy Partners LP: 8.375%, 12/15/2013	520,000	494,000
144A, 9.375%, 6/1/2016	590,000	572,300
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	525,000	500,063
Stallion Oilfield Services, 144A, 9.75%, 2/1/2015	230,000	54,050
Stone Energy Corp.:
6.75%, 12/15/2014	740,000	431,050
8.25%, 12/15/2011	1,155,000	756,525
Tesoro Corp., 6.5%, 6/1/2017	935,000	759,687
Whiting Petroleum Corp.:
7.25%, 5/1/2012	830,000	773,975
7.25%, 5/1/2013	105,000	96,075
Williams Companies, Inc., 8.125%, 3/15/2012	1,440,000	1,472,630
		23,077,093
Financials 19.6%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	1,065,000	420,675
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015	551,200	201,078
Bank of America NA, 6.1%, 6/15/2017	615,000	539,909
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014**	200,000	28,000
CIT Group, Inc.:
5.8%, 7/28/2011 (c)	815,000	636,859
Series A, 7.625%, 11/30/2012 (c)	540,000	425,463
Citigroup, Inc., 5.0%, 9/15/2014	710,000	617,329
Conproca SA de CV, REG S, 12.0%, 6/16/2010	1,278,350	1,319,896
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012**	6,204,918	0
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	3,090,000	2,666,574
7.375%, 2/1/2011	320,000	291,386
7.875%, 6/15/2010	340,000	323,623
9.875%, 8/10/2011 (c)	1,365,000	1,246,128
GMAC LLC:
144A, 6.875%, 9/15/2011	2,011,000	1,799,845
144A, 7.25%, 3/2/2011	465,000	418,500
144A, 7.75%, 1/19/2010	2,540,000	2,425,700
Hawker Beechcraft Acquisition Co., LLC, 8.875%, 4/1/2015 (PIK)	635,000	196,850
Hexion US Finance Corp., 9.75%, 11/15/2014	210,000	90,300
Inmarsat Finance II PLC, 10.375%, 11/15/2012	1,215,000	1,254,487
iPayment, Inc., 9.75%, 5/15/2014	365,000	198,013
New ASAT (Finance) Ltd., 9.25%, 2/1/2011**	570,000	2,138
Nielsen Finance LLC, 144A, 11.5%, 5/1/2016 (c)	135,000	128,250
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014	535,000	438,700
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015	15,000	13,388
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	81,000	83,531
Rio Tinto Finance (USA) Ltd.:
8.95%, 5/1/2014	135,000	145,086
9.0%, 5/1/2019	280,000	300,325
Sprint Capital Corp.:
7.625%, 1/30/2011	1,155,000	1,140,562
8.375%, 3/15/2012	515,000	507,275
Tropicana Entertainment LLC, 9.625%, 12/15/2014**	1,100,000	5,500
UCI Holdco, Inc., 9.32%***, 12/15/2013 (PIK)	533,684	90,726
Universal City Development Partners Ltd., 11.75%, 4/1/2010	1,695,000	1,627,200
Virgin Media Finance PLC:
8.75%, 4/15/2014 EUR	570,000	785,663
8.75%, 4/15/2014	905,000	873,325
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015 EUR	1,660,000	2,299,806
144A, 10.75%, 12/1/2015	85,000	89,250
		23,631,340
Health Care 7.5%
Community Health Systems, Inc., 8.875%, 7/15/2015	1,920,000	1,898,400
HCA, Inc.:
144A, 8.5%, 4/15/2019	335,000	327,463
9.125%, 11/15/2014	535,000	525,637
9.25%, 11/15/2016	2,045,000	2,009,212
9.625%, 11/15/2016 (PIK)	594,000	568,755
144A, 9.875%, 2/15/2017 (c)	345,000	345,000
HEALTHSOUTH Corp., 10.75%, 6/15/2016	305,000	311,100
IASIS Healthcare LLC, 8.75%, 6/15/2014	440,000	430,100
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	410,000	328,000
The Cooper Companies, Inc., 7.125%, 2/15/2015	680,000	651,100
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	480,000	447,600
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	1,140,000	1,117,200
		8,959,567
Industrials 10.4%
Allied Waste North America, Inc., 6.5%, 11/15/2010	575,000	583,625
ARAMARK Corp., 8.5%, 2/1/2015 (c)	635,000	605,631
BE Aerospace, Inc., 8.5%, 7/1/2018 (c)	880,000	831,600
Belden, Inc., 7.0%, 3/15/2017	340,000	301,325
Bombardier, Inc., 144A, 6.75%, 5/1/2012	1,270,000	1,168,400
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	285,000	263,028
Cenveo Corp., 144A, 10.5%, 8/15/2016	360,000	258,300
Congoleum Corp., 8.625%, 8/1/2008**	715,000	214,500
Corrections Corp. of America, 7.75%, 6/1/2017 (b)	130,000	127,400
Esco Corp.:
144A, 5.195%***, 12/15/2013	40,000	28,800
144A, 8.625%, 12/15/2013	550,000	462,000
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	305,000	259,250
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	380,000	172,900
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	860,000	679,400
7.625%, 12/1/2013	905,000	742,100
9.375%, 5/1/2012 (c)	1,265,000	1,135,337
Kansas City Southern Railway Co., 8.0%, 6/1/2015 (c)	710,000	610,600
Mobile Mini, Inc., 9.75%, 8/1/2014	445,000	414,963
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	570,000	436,050
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017**	1,240,000	86,800
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	325,000	271,375
Titan International, Inc., 8.0%, 1/15/2012	995,000	855,700
TransDigm, Inc., 7.75%, 7/15/2014 (c)	205,000	197,825
United Rentals North America, Inc.:
6.5%, 2/15/2012	750,000	701,250
7.0%, 2/15/2014	960,000	739,200
US Concrete, Inc., 8.375%, 4/1/2014	380,000	235,600
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	215,000	105,350
		12,488,309
Information Technology 4.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	1,235,000	703,950
L-3 Communications Corp.:
5.875%, 1/15/2015	1,150,000	1,023,500
Series B, 6.375%, 10/15/2015	1,085,000	987,350
7.625%, 6/15/2012	1,400,000	1,398,250
MasTec, Inc., 7.625%, 2/1/2017	475,000	422,750
Seagate Technology International, 144A, 10.0%, 5/1/2014	205,000	207,050
Vangent, Inc., 9.625%, 2/15/2015	275,000	209,688
		4,952,538
Materials 17.2%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	200,000	130,000
ARCO Chemical Co., 9.8%, 2/1/2020**	2,955,000	901,275
Ashland, Inc., 144A, 9.125%, 6/1/2017	315,000	319,725
Cascades, Inc., 7.25%, 2/15/2013	202,000	174,225
Clondalkin Acquisition BV, 144A, 3.32%***, 12/15/2013	465,000	306,900
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019 (b)	380,000	376,200
CPG International I, Inc., 10.5%, 7/1/2013	760,000	399,000
Crown Americas LLC, 144A, 7.625%, 5/15/2017	135,000	132,300
Dow Chemical Co., 8.55%, 5/15/2019	340,000	339,967
Exopack Holding Corp., 11.25%, 2/1/2014	1,125,000	901,406
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015	1,450,000	1,450,000
8.375%, 4/1/2017	2,110,000	2,094,175
GEO Specialty Chemicals, Inc.:
144A, 7.5%***, 3/31/2015 (PIK)	757,153	454,292
10.0%, 3/31/2015	764,160	458,496
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017	260,000	244,400
144A, 8.25%, 5/1/2016	595,000	586,075
9.5%, 12/1/2011	285,000	292,837
Hexcel Corp., 6.75%, 2/1/2015	1,510,000	1,366,550
Huntsman International LLC, 144A, 6.875%, 11/15/2013 EUR	135,000	119,281
Huntsman LLC, 11.625%, 10/15/2010 (c)	1,428,000	1,449,420
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	1,080,000	950,400
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	180,000	68,400
NewMarket Corp., 7.125%, 12/15/2016	810,000	712,800
NewPage Corp., 10.0%, 5/1/2012	680,000	380,800
OI European Group BV, 144A, 6.875%, 3/31/2017 EUR	400,000	500,450
Owens-Brockway Glass Container, Inc., 144A, 7.375%, 5/15/2016 (c)	205,000	198,338
Pliant Corp., 11.85%, 6/15/2009**	3	1
Radnor Holdings Corp., 11.0%, 3/15/2010**	180,000	225
Silgan Holdings, Inc., 144A, 7.25%, 8/15/2016	370,000	357,050
Teck Resources Ltd.:
144A, 9.75%, 5/15/2014	335,000	333,325
144A, 10.25%, 5/15/2016	335,000	339,187
144A, 10.75%, 5/15/2019	835,000	859,006
Terra Capital, Inc., Series B, 7.0%, 2/1/2017	790,000	738,650
The Mosaic Co., 144A, 7.375%, 12/1/2014	2,220,000	2,253,589
Wolverine Tube, Inc., 15.0%, 6/30/2012 (PIK)	600,000	510,000
		20,698,745
Telecommunication Services 15.5%
BCM Ireland Preferred Equity Ltd., 144A, 8.281%***, 2/15/2017 (PIK) EUR	424,035	63,596
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017	335,000	329,975
Centennial Communications Corp.:
10.0%, 1/1/2013	260,000	273,650
10.125%, 6/15/2013	570,000	587,100
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	1,060,000	1,004,350
8.375%, 1/15/2014 (c)	395,000	373,769
Cricket Communications, Inc.:
9.375%, 11/1/2014	850,000	845,750
144A, 10.0%, 7/15/2015	730,000	737,300
Crown Castle International Corp., 9.0%, 1/15/2015 (c)	690,000	696,900
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012	170,812	88,822
Hellas Telecommunications Luxembourg V, 144A, 4.935%***, 10/15/2012 EUR	220,000	181,943
Hughes Network Systems LLC, 144A, 9.5%, 4/15/2014	3,150,000	3,039,750
Intelsat Corp.:
144A, 9.25%, 8/15/2014	145,000	139,925
144A, 9.25%, 6/15/2016	1,665,000	1,598,400
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/2016 (c)	170,000	174,250
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015	870,000	856,950
iPCS, Inc., 3.153%***, 5/1/2013	180,000	148,950
MetroPCS Wireless, Inc.:
9.25%, 11/1/2014	1,300,000	1,304,875
144A, 9.25%, 11/1/2014	260,000	260,000
Millicom International Cellular SA, 10.0%, 12/1/2013	1,985,000	2,024,700
Qwest Corp.:
7.875%, 9/1/2011	1,210,000	1,205,463
144A, 8.375%, 5/1/2016	30,000	29,475
8.875%, 3/15/2012	260,000	261,950
Sprint Nextel Corp., 6.0%, 12/1/2016	360,000	292,500
Stratos Global Corp., 9.875%, 2/15/2013	260,000	266,500
Telesat Canada, 144A, 11.0%, 11/1/2015	1,435,000	1,391,950
Windstream Corp.:
7.0%, 3/15/2019	515,000	459,638
8.625%, 8/1/2016	80,000	78,600
		18,717,031
Utilities 14.9%
AES Corp.:
8.0%, 10/15/2017	440,000	409,200
8.0%, 6/1/2020	480,000	422,400
144A, 8.75%, 5/15/2013	2,518,000	2,562,065
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	3,285,000	3,414,958
CenterPoint Energy, Inc., Series B, 7.25%, 9/1/2010	405,000	411,255
CMS Energy Corp., 8.5%, 4/15/2011	2,045,000	2,065,481
Energy Future Holdings Corp., 10.875%, 11/1/2017	495,000	351,450
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016	315,000	302,400
Knight, Inc., 6.5%, 9/1/2012 (c)	325,000	314,438
Mirant Americas Generation LLC, 8.3%, 5/1/2011	1,250,000	1,243,750
Mirant North America LLC, 7.375%, 12/31/2013	280,000	268,100
NRG Energy, Inc.:
7.25%, 2/1/2014	825,000	789,937
7.375%, 2/1/2016	1,040,000	978,900
7.375%, 1/15/2017	900,000	846,000
NV Energy, Inc.:
6.75%, 8/15/2017	880,000	775,692
8.625%, 3/15/2014	155,000	152,675
Orion Power Holdings, Inc., 12.0%, 5/1/2010	1,990,000	2,054,675
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015	985,000	583,613
		17,946,989
Total Corporate Bonds (Cost $188,641,732)		160,150,817

Loan Participations and Assignments 8.6%
Senior Loans***
Alliance Mortgage Cycle Loan, Term Loan A, LIBOR plus 7.25%, 8.85%, 6/1/2010**	466,667	0
Aspect Software, Inc., Term Loan, LIBOR plus 3.0%, 4.25%, 7/11/2011	302,261	220,650
Buffets, Inc.:
Letter of Credit, LIBOR plus 7.35%, 8.47%, 5/1/2013 (PIK)	66,960	25,110
Incremental Term Loan, LIBOR (3% floor) plus 15.0%, 18.0%, 4/30/2012	191,156	180,642
Second Lien Term Loan, LIBOR plus 1.0%, plus 16.25% (PIK), 19.121%, 5/1/2013	318,593	115,490
Charter Communications Operating LLC:
Term Loan, Prime plus 3.0%, 6.25%, 3/6/2014	2,171,835	1,882,265
Term Loan, Prime plus 6.0%, 9.25%, 3/6/2014	1,267,001	1,239,551
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 2.82%, 6/20/2013	336,096	221,824
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 3.57%, 12/31/2014	390,000	99,450
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, LIBOR plus 2.1%, 3.22%, 3/26/2014	43,427	26,043
Term Loan, LIBOR plus 2.0%, 3.22%, 3/26/2014	737,688	442,384
HCA, Inc., Term Loan A, LIBOR plus 1.75%, 2.97%, 11/16/2012	2,290,198	2,064,041
Hexion Specialty Chemicals, Inc.:
Term Loan C1, LIBOR plus 2.25%, 3.5%, 5/5/2013	961,310	576,786
Term Loan C2, LIBOR plus 2.25%, 3.5%, 5/5/2013	249,013	149,408
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 6.289%, 6/13/2014 (PIK)	489,007	369,201
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 3.289%, 9/30/2014	330,415	230,096
Sbarro, Inc., Term Loan, LIBOR plus 4.5%, 4.928%, 1/31/2014	288,000	217,440
Texas Competitive Electric Holdings Co., LLC, Term Loan B3, LIBOR plus 3.5%, 3.882%, 10/10/2014	3,063,350	2,111,582
Tribune Co., Term Loan B, Prime plus 2.0%, 5.25%, 6/4/2014**	671,500	208,501
Total Loan Participations and Assignments (Cost $13,480,569)		10,380,464

Preferred Securities 0.5%
Financials 0.1%
Xerox Capital Trust I, 8.0%, 2/1/2027 (c)	235,000	182,125
Materials 0.4%
Hercules Inc., 6.5%, 6/30/2029	775,000	430,125
Total Preferred Securities (Cost $600,175)		612,250
	Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	14,706	27,574
Vertis Holdings, Inc.*	7,700	0
		27,574
Materials 0.0%
GEO Specialty Chemicals, Inc.*	14,091	11,977
GEO Specialty Chemicals, Inc. 144A*	1,283	1,091
		13,068
Total Common Stocks (Cost $154,243)		40,642

Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	105,300	5,070
Industrials 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	60	0
Materials
Ashland, Inc., Expiration Date 3/31/2029*	775	0
Total Warrants (Cost $124,998)		5,070

Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0%*	2	0
Series AI, 144A, 12.0%*	15,000	0
Convertible Preferred Stocks (Cost $38,785)		0

Securities Lending Collateral 7.4%
Daily Assets Fund Institutional, 0.53% (e) (f) (Cost $8,948,098)	8,948,098	8,948,098

Cash Equivalents 0.7%
Cash Management QP Trust, 0.39% (e) (Cost $816,004)	816,004	816,004
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $212,804,604)+	150.2	180,953,345
Other Assets and Liabilities, Net	(4.5)	(5,394,936)
Notes Payable	(45.7)	(55,101,640)
Net Assets	100.0	120,456,769
* Non-income producing security.
** Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	2,955,000	2,769,455	901,275
Alliance Mortgage Cycle Loan	8.85%	6/1/2010	466,667	467,631	0
Buffalo Thunder Development Authority	9.375%	12/15/2014	200,000	200,147	28,000
CanWest MediaWorks LP	9.25%	8/1/2015	345,000	345,000	34,500
Congoleum Corp.	8.625%	8/1/2008	715,000	600,300	214,500
Eaton Vance Corp., CDO II	13.68%	7/15/2012	6,204,918	3,904,801	0
Idearc, Inc.	8.0%	11/15/2016	960,000	876,369	21,600
New ASAT (Finance) Ltd.	9.25%	2/1/2011	570,000	494,231	2,138
Pliant Corp.	11.85%	6/15/2009	3	3	1
Quebecor World, Inc.	9.75%	1/15/2015	330,000	330,000	29,700
R.H. Donnelley Corp.	8.875%	10/15/2017	1,240,000	1,198,099	86,800
Radnor Holdings Corp.	11.0%	3/15/2010	180,000	117,163	225
Tribune Co.	5.25%	6/4/2014	671,500	671,080	208,501
Tropicana Entertainment LLC	9.625%	12/15/2014	1,100,000	827,274	5,500
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	120,000	115,163	14,400
Young Broadcasting, Inc.	8.75%	1/15/2014	2,020,000	1,743,963	15,150
				14,660,679	1,562,290
*** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of May 31, 2009.
+ The cost for federal income tax purposes was $213,827,315. At May 31, 2009, net unrealized depreciation for all securities based on tax cost was $32,873,970. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,844,651 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $36,718,621.
(a) Principal amount is stated in US dollars unless otherwise noted.
(b) When-issued security.
(c) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at May 31, 2009 amounted to $8,568,318, which is 7.1% of net assets.
(d) Security has deferred its 6/15/2008 and 12/15/2008 interest payments until 12/31/2009.
(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation

LIBOR: Represents the London InterBank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in kind.

Prime: Interest rate charged by banks to their most credit worthy customers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At May 31, 2009, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
EUR	5,518,200	USD	7,522,465	6/19/2009	(277,527)
Currency Abbreviations
EUR Euro USD United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities	Other Financial Instruments++
Level 1	$ 8,948,098	$ —
Level 2	170,403,983	(277,527)
Level 3	1,601,264	—
Total	$ 180,953,345	$ (277,527)
++ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value at May 31, 2009:

Investments in Securities
Balance as of November 30, 2008	$ 803,508
Total realized gain (loss)	85
Change in unrealized appreciation (depreciation)	(857,277)
Amortization premium/discount	349,902
Net purchases (sales)	1,375,702
Net transfers in (out) of Level 3	(70,656)
Balance as of May 31, 2009	$ 1,601,264
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2009	$ (908,073)

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of May 31, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $203,040,502) — including $8,568,318 of securities loaned	$ 171,189,243
Investment in Daily Assets Fund Institutional (cost $8,948,098)*	8,948,098
Investment in Cash Management QP Trust (cost $816,004)	816,004
Total investments, at value (cost $212,804,604)	180,953,345
Cash	15,696
Foreign currency, at value (cost $97)	98
Receivable for investments sold	3,157,811
Interest receivable	4,112,801
Foreign taxes recoverable	2,039
Other assets	1,909
Total assets	188,243,699
Liabilities
Payable for investments purchased	1,560,768
Payable for when-issued securities purchased	1,665,818
Notes payable	55,101,640
Interest on notes payable	75,727
Payable upon return of securities loaned	8,948,098
Unrealized depreciation on forward foreign currency exchange contracts	277,527
Accrued management fee	81,926
Other accrued expenses and payables	75,426
Total liabilities	67,786,930
Net assets, at value	$ 120,456,769
Net Assets Consist of
Distributions in excess of net investment income	(913,371)
Net unrealized appreciation (depreciation) on: Investments	(31,851,259)
Foreign currency	(261,715)
Accumulated net realized gain (loss)	(118,183,965)
Paid-in capital	271,667,079
Net assets, at value	$ 120,456,769
Net Asset Value
Net Asset Value per share ($120,456,769 ÷ 32,271,598 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 3.73
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended May 31, 2009 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $2,074)	$ 7,188,044
Interest — Cash Management QP Trust	15,646
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	14,276
Total Income	7,217,966
Expenses: Management fee	451,935
Services to shareholders	35,468
Custodian fee	9,942
Professional fees	51,926
Trustees' fees and expenses	2,412
Reports to shareholders	38,930
Interest expense	369,357
Stock exchange listing fees	14,378
Other	46,025
Total expenses before expense reductions	1,020,373
Expense reductions	(7)
Total expenses after expense reductions	1,020,366
Net investment income	6,197,600
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(11,478,168)
Credit default swap contracts	183,455
Foreign currency	(453,979)
(11,748,692)
Change in net unrealized appreciation (depreciation) on: Investments	36,457,176
Credit default swap contracts	34,735
Foreign currency	(202,773)
36,289,138
Net gain (loss)	24,540,446
Net increase (decrease) in net assets resulting from operations	$ 30,738,046

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows for the six months ended May 31, 2009 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$ 30,738,046
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(45,357,692)
Net purchases, sales and maturities of short-term investments	(221,078)
Net amortization of premium (discount)	(92,949)
Proceeds from sales and maturities of long-term investments	36,353,796
(Increase) decrease in interest receivable	279,129
(Increase) decrease in other assets	271,836
(Increase) decrease in receivable for investments sold	(1,554,461)
Increase (decrease) in interest on notes payable	34,953
Increase (decrease) in payable for investments and when-issued securities purchased	3,226,586
Increase (decrease) in net payable on closed forward foreign currency exchange contracts	(2,677)
Increase (decrease) in accrued expenses and payables	(17,872)
Change in net unrealized (appreciation) depreciation on investments	(36,457,176)
Change in net unrealized (appreciation) depreciation on credit default swap contracts	(34,735)
Change in net unrealized (appreciation) depreciation on forward foreign currency exchange contracts	228,638
Net realized (gain) loss from investments	11,478,168
Cash provided (used) by operating activities	(1,127,488)
Cash Flows from Financing Activities
Net increase (decrease) in cash overdraft	(53,334)
Net increase (decrease) in notes payable	9,301,640
Cost of shares repurchased	(56,900)
Distributions paid	(8,048,204)
Cash provided (used) by financing activities	1,143,202
Increase (decrease) in cash	15,714
Cash at beginning of period (including foreign currency)	80
Cash at end of period (including foreign currency)	$ 15,794
Supplemental Disclosure
Interest paid on notes	$ (334,404)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2009 (Unaudited)	Year Ended November 30, 2008
Operations: Net investment income	$ 6,197,600	$ 15,829,523
Net realized gain (loss)	(11,748,692)	(21,468,407)
Change in net unrealized appreciation (depreciation)	36,289,138	(55,369,135)
Net increase (decrease) in net assets resulting from operations	30,738,046	(61,008,019)
Distributions to shareholders from: Net investment income	(8,048,204)	(16,404,133)
Fund share transactions: Cost of shares repurchased	(56,900)	—
Increase (decrease) in net assets	22,632,942	(77,412,152)
Net assets at beginning of period	97,823,827	175,235,979
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $913,371 and $937,233, respectively)	$ 120,456,769	$ 97,823,827
Other Information
Shares outstanding at beginning of period	32,291,598	32,291,598
Shares repurchased	(20,000)	—
Shares outstanding at end of period	32,271,598	32,291,598

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended November 30,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 3.03	$ 5.43	$ 5.90	$ 5.85	$ 6.15	$ 5.81
Income (loss) from investment operations: Net investment income[b]	.19	.49	.51	.54	.60	.66
Net realized and unrealized gain (loss)	.76	(2.38)	(.46)	.13	(.24)	.32
Total from investment operations	.95	(1.89)	.05	.67	.36	.98
Less distributions from: Net investment income	(.25)	(.51)	(.53)	(.61)	(.66)	(.64)
Tax return of capital	—	—	—	(.01)	—	—
Total distributions	(.25)	(.51)	(.53)	(.62)	(.66)	(.64)
NAV accretion resulting from repurchases for shares at value	.00***	—	—	—	—	—
Reimbursement by Advisor	—	—	.01	—	—	—
Net asset value, end of period	$ 3.73	$ 3.03	$ 5.43	$ 5.90	$ 5.85	$ 6.15
Market value, end of period	$ 3.39	$ 2.52	$ 4.91	$ 6.12	$ 7.67	$ 7.39
Total Return
Based on net asset value (%)[c]	33.66**	(37.13)[e,g]	.93[e,f]	10.83[e]	4.60	16.53
Based on market value (%)[c]	45.58**	(41.98)	(12.02)	(12.32)	14.14	13.47
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	120	98	175	190	187	195
Ratio of expenses before fee reductions (including interest expense) (%)	1.92*	2.54	2.97	2.76	2.25	1.71
Ratio of expenses after fee reductions (including interest expense) (%)	1.92*	2.53	2.97	2.75	2.25	1.71
Ratio of expenses after fee reductions (excluding interest expense) (%)	1.22*	1.11	1.10	1.02	1.13	1.07
Ratio of net investment income (%)	11.66*	10.19	8.75	9.26	9.95	11.08
Portfolio turnover rate (%)	25**	53	57	87	102	135
Total debt outstanding at end of period ($ thousands)	55,102	45,800	56,500	62,000	60,750	65,000
Asset coverage per $1,000 of debt[d]	3,186	3,137	4,102	4,059	4,075	3,994
[a] For the six months ended May 31, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.
[d] Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
[e] Total return would have been lower had certain fees not been reduced.
[f] Includes a non-recurring reimbursement from the Advisor for a fee previously charged to the Fund. Excluding this non-recurring reimbursement, total return would have been 0.10% lower.
[g] Includes a reimbursement from the Advisor to reimburse the effect of a loss incurred in violation of investment restrictions during the period. Excluding this reimbursement, total return would have been 0.16% lower.
* Annualized
** Not annualized
 *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS High Income Trust (the ``Fund'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

New Accounting Pronouncement. In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently reviewing the enhanced disclosure requirements for the adoption of FSP 157-4.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agents will use their best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Senior Loans. Senior Loans are portions of loans originated by banks and sold in pieces to investors. These US dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These loans are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Derivatives. The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities," effective at the beginning of the Fund's fiscal year. FAS 161 requires enhanced disclosure about the Fund's derivative and hedging activities. The disclosure below includes additional information as a result of adopting FAS 161.

Credit Default Swap Contracts. The Fund is subject to credit risk. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. The Fund sold credit default swap contracts to obtain long exposure to an underlying issuer. Under certain circumstances, this may be a more efficient way for the Fund to create exposure to an issuer than trading for the actual underlying bonds themselves. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a US or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk — that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will "cover" its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund. The maximum counterparty credit risk to the Fund is measured by the current value of the contract, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty.

Credit default swap contracts are marked to market daily based upon quotations from a board approved pricing vendor and the change in value, if any, is recorded daily as unrealized gain or loss. An upfront payment made by the Fund is recorded as an asset on the Statement of Assets and Liabilities. An upfront payment received by the Fund is recorded as a liability on the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss on the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

There are no open credit default swaps as of May 31, 2009. During the period ended May 31, 2009, the Fund had transactions in credit default swaps having an aggregate notional value of less than ten percent of the Fund's net assets.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the Fund. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward foreign currency exchange contracts as of May 31, 2009 is included at the end of the Fund's Investment Portfolio.

At May 31, 2009, the Fund had the following derivatives (not designated as hedges under Statement of Financial Accounting Standards No. 133), grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Liability Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$ 277,527

The above contracts are located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on forward foreign currency exchange contracts

Transactions in derivative instruments during the six months ended May 31, 2009, were as follows:

Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total Value
Foreign Exchange Contracts (a)	$ (411,183)	$ —	$ (411,183)
Credit Contracts (b)	—	183,455	183,455
	$ (411,183)	$ 183,455	$ (227,728)

Each of the above contracts is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Net realized gain (loss) from credit default swap contracts
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total Value
Foreign Exchange Contracts (a)	$ (228,638)	$ —	$ (228,638)
Credit Contracts (b)	—	34,735	34,735
	$ (228,638)	$ 34,735	$ (193,903)

Each of the above contracts is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Change in net unrealized appreciation (depreciation) on credit default swap contracts

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the foreign currency positions and cash held at the Fund's custodian bank at May 31, 2009.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At November 30, 2008, the Fund had a net tax basis capital loss carryforward of approximately $100,376,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2009 ($20,780,000), November 30, 2010 ($39,455,000), November 30, 2011 ($16,502,000), November 30, 2013 ($515,000), November 30, 2014 ($3,515,000), November 30, 2015 ($1,317,000) and November 30, 2016 ($18,292,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2008 through November 30, 2008, the Fund incurred approximately $4,593,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended November 30, 2009.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2008 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended May 31, 2009, purchases and sales of investment securities (excluding short-term instruments) aggregated $45,357,692 and $36,353,796, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The Fund pays a monthly management fee based on the Fund's average weekly net assets, computed and accrued daily and payable monthly at the following annual rates:

First $250 million of the Fund's average weekly net assets	.85%
Over $250 million of such assets	.75%

Accordingly, for the six months ended May 31, 2009, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.85% of the Fund's average daily net assets.

Service Provider Fees. DWS Investments Service Company (``DISC''), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2009, the amount charged to the Fund by DISC aggregated $24,330, of which $21,727 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2009, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $6,055, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the ``QP Trust'') and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Investing in High Yield Securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in US Government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and pay interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

E. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States of America. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements and may have prices more volatile than those of comparable securities of issuers in the United States of America.

F. Fee Reductions

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended May 31, 2009, the Fund's custodian fee was reduced by $7 for custody credits earned.

G. Borrowings

The Fund has entered into a revolving credit agreement dated May 31, 2002 with a commercial paper conduit (the "Lender"), which allows the Fund to borrow against a secured line of credit in an aggregate amount up to $89,000,000. The borrowings under the line of credit are secured by a pledge of the Fund's portfolio securities. The revolving credit agreement facility has a maturity date of June 24, 2010 subject to early termination discussed below. There is no assurance the facility will be renewed in 2010. The notes payable represents a secured loan of $55,101,640, which is the amount drawn on the facility at May 31, 2009. The note bears interest at the commercial paper rate plus program fees. A commitment fee is charged to the Fund and is included with "interest expense" on the Statement of Operations. An arrangement fee incurred by the Fund in connection with its loan was deferred and is being amortized on a straight-line basis over a five-year period. The loan amounts and rates are reset periodically under the revolving credit agreement.

The weighted average outstanding daily balance of all loans (based on the 182 days the loans were outstanding) during the six months ended May 31, 2009 was $45,327,473, with a weighted average interest rate of 0.52%.

Draws on the line of credit are funded by the issuance of commercial paper notes. The Lender's obligation under the note is supported by a Stand by Purchase Agreement between the Lender and a commercial bank. The Lender's commitment under the revolving credit agreement is subject to early termination on the scheduled termination date of the Stand by Purchase Agreement. The Stand by Purchase Agreement had an initial term of 364 days, and is renewable for additional periods, which may be shorter than 364 days. As such, the revolving credit agreement may be terminated by the Lender upon ninety (90) days notice if the Liquidity Agreement is not renewed at any time, and is also subject to other customary termination events.

H. Share Repurchases

Effective February 1, 2009 through January 31, 2010, the Fund is authorized to effect periodic repurchases for up to 5% of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the semiannual period ended May 31, 2009, the Fund purchased 20,000 shares of common stock on the open market at a total cost of $56,900. The average discount of these purchases, comparing the purchase price to the net asset value at the time of purchase, was 13.53%.

Other Information

Certifications

The Fund's chief executive officer has certified to the New York Stock Exchange that, as of June 24, 2009, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund's reports to the Securities and Exchange Commission on Forms N-CSR and N-Q contain certifications by the Fund's chief executive officer and chief financial officer that relate to the Fund's disclosure in such reports and that are required by rule 30a-2 under the 1940 Act.

Amended and Restated Bylaws

On March 11, 2009, the Fund's Board of Trustees amended and restated the Fund's by-laws in their entirety (the "Amended and Restated Bylaws"). The Amended and Restated Bylaws provide for, among other things, (i) a classified Board; (ii) certain advance notice requirements for a shareholder to properly bring a matter, including nominees for Trustee, before a shareholder meeting; (iii) certain procedural requirements for shareholders to call a meeting of shareholders; (iv) election of Trustees by a majority of the Fund's outstanding voting securities; and (v) higher thresholds for shareholder and Trustee approval of certain extraordinary transactions.

Notice of Possible Share Repurchases

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may from time to time repurchase shares of the Fund in the open market at the option of the Board of Trustees and on such terms as the Trustees may determine.

Shareholder Meeting Results (Unaudited)

The Annual Meeting of Shareholders (the "Meeting") of DWS High Income Trust (the "Fund") was held on May 28, 2009 at the New York Marriott East Side, 525 Lexington Avenue, New York, New York 10017. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

1. Election of Trustees — Class I

Number of Votes:
	For	Withheld
Dawn-Marie Driscoll	26,279,197	2,484,705
Keith R. Fox	26,293,960	2,469,942
Richard J. Herring	26,274,466	2,489,437
William N. Searcy, Jr.	26,274,088	2,489,815
Robert H. Wadsworth	26,285,286	2,478,616

2. Convert the Fund from a closed-end investment company to an open-end investment company and authorize certain related amendments to the Fund's Declaration of Trust.

Number of Votes:
For	Against	Abstain
1,748,554	11,966,980	605,787

As indicated above, the proposal to convert the Fund from a closed-end investment company to an open-end investment company was not approved. Therefore, the Fund will continue to exist as a closed-end registered investment company in accordance with its stated investment objective and policies.

Dividend Reinvestment Plan

A summary of the Fund's Dividend Reinvestment Plan (the "Plan") is set forth below. Shareholders may obtain a copy of the entire Plan by visiting the Fund's Web site at www.dws-investments.com or by writing or calling DWS Investment Service Company ("DISC") at:

P.O. Box 219066
Kansas City, Missouri 64121-9066
(800) 294-4366

If you wish to participate in the Plan and your shares are held in your own name, simply contact DISC for the appropriate form. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan. The Fund's transfer agent and dividend disbursing agent (the "Transfer Agent") will establish a Dividend Investment Account (the "Account") for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares"). Shares in a participant's Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

If, on the record date for a Distribution (the "Record Date"), Shares are trading at a discount from net asset value per Share, funds credited to a participant's Account will be used to purchase Shares (the "Purchase"). The Plan Agent (currently Computershare Inc.) will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date ("Payment Date" as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that the Plan Agent is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to the Plan Agent, Shares valued at net asset value per Share in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' Accounts. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date.

The cost of Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired in connection with that Purchase. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan can be expected to be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

A participant may from time to time make voluntary cash contributions to his Account in a minimum amount of $100 (no more than $500 may be contributed per month). Participants making voluntary cash investments will be charged a $0.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions. Please contact DISC for more information on voluntary cash contributions.

The Fund reserves the right to amend the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The Plan may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated by the Fund, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

Shareholders will receive tax information annually for personal records and to assist in preparation of their federal income tax returns. If Shares are purchased at a discount, the amount of the discount is considered taxable income and is added to the cost basis of the purchased Shares.

Additional Information

Automated Information Lines	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain quarterly fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
NYSE Symbol	KHI
CUSIP Number	23337C 109

Privacy Statement

Dear Valued Client:

We want to make sure you know our policy regarding the way in which our clients' private information is handled at DWS Investments. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above, and additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2008

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d)
				Maximum Number of
				Shares that May Yet Be
				Purchased Under the
				Plans or Programs
December 1 through December 31	n/a	n/a	n/a	n/a
January 1 through January 31	n/a	n/a	n/a	n/a
February 1 through February 28**	20,000	$ 2.85	20,000	1,594,580
March 1 through March 31	-	n/a	-	1,594,580
April 1 through April 30	-	n/a	-	1,594,580
May 1 through May 31	-	n/a	-	1,594,580
Total	20,000	$ 2.85	20,000

** On January 30, 2009, the Fund announced that the Fund’s Board of Trustees has authorized an open-market stock repurchase program. Effective February 1, 2009 through January 31, 2010, the fund is authorized to effect periodic repurchases up to 5% of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value per share.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 30, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 30, 2009